Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	TENON MEDICAL, inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 on Form S-1 (the “Post-Effective Amendment”) to the Registration Statement on Form S-1 (Registration No. 333-274451) (the “Original Registration Statement”), which was declared effective by the Commission on September 21, 2023, is being filed to serve as a Section 10(a)(3) update to the Original Registration Statement and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment. Pursuant to Rule 416 under the Securities Act, there are also being registered such securities that may be issued because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and similar transactions. All applicable registration fees were paid at the time of the filing of the Original Registration Statement. On November 2, 2023, Tenon Medical, Inc. (the “Company”) effected a 1:10 reverse stock split (the “2023 Reverse Stock Split”) of its common stock. Pursuant to Rule 416(b) under the Securities Act, the number of undistributed shares covered by the Original Registration Statement has been proportionately reduced to reflect the 2023 Reverse Stock Split. The number of shares covered by the Original Registration Statement was 5,989,087 for resale by the Selling Stockholder (as defined in the prospectus). This number has been reduced to 598,909 to reflect the 2023 Reverse Stock Split and further reduced to 424,807 to reflect sales by the Selling Stockholder under the Original Registration Statement of 174,102 shares.Of the 598,909 shares registered for resale by the Selling Stockholder under the Original Registration Statement, 98,909 had been issued to the Selling Stockholder prior to filing of the Original Registration Statement as commitment shares in consideration for the Selling Stockholder’s commitment to purchase shares of our common stock at our discretion under the Purchase Agreement (as defined in the prospectus), and 89,847 shares were issued after the Original Registration Statement was declared effective on September 21, 2023, and prior to June 18, 2024, and, as of June 18, 2024, the Selling Stockholder holds 14,654 of those shares. Therefore, this Post-Effective Amendment registers for resale by the Selling Stockholder a total of 424,807 shares, consisting of (i) 14,654 outstanding shares held by the Selling Stockholder as of the date of the prospectus related to this Post-Effective Amendment, that were issued and sold to the Selling Stockholder under the Purchase Agreement prior to the date of the prospectus related to the Post-Effective Amendment and (ii) 410,153 shares of common stock that we may issue and sell to the Selling Stockholder from time to time at our discretion under the Purchase Agreement and were included in the Original Registration Statement.
Entity Central Index Key	0001560293
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE